Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Obligations and Property, Plant and Equipment (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Charges									$ 7,593,000	$ 5,877,000	$ 1,275,000
Successor [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				2,200,000				1,000,000	2,200,000	1,000,000
Charges	2,900,000	500,000	1,100,000	200,000	900,000	400,000	2,300,000		7,593,000	5,877,000	1,275,000
Usage									(8,400,000)	(5,100,000)
Ending Balance	1,400,000				2,200,000				1,400,000	2,200,000	1,000,000
Successor [Member] | Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				1,300,000				1,000,000	1,300,000	1,000,000
Charges									3,300,000	2,400,000
Usage									(3,200,000)	(2,100,000)
Ending Balance	1,400,000				1,300,000				1,400,000	1,300,000
Successor [Member] | Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges									2,600,000	2,200,000
Usage									(2,600,000)	(2,200,000)
Ending Balance
Successor [Member] | Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				900,000					900,000
Charges									(400,000)	1,300,000
Usage									(500,000)	(400,000)
Ending Balance					900,000					900,000
Successor [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges									2,100,000	400,000
Usage									(2,100,000)	(400,000)
Ending Balance